UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-21943
Investment Company Act file number

Cantor Opportunistic Alternatives Fund, LLC
(Exact name of registrant as specified in charter)

110 East 59th Street, New York, NY 10022
(Address of principal executive offices) (Zip code)

Marlena Kaplan
Cantor Fitzgerald Investment Advisors, L.P.
110 East 59th Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-938-5000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Item 1. Proxy Voting Record.

Name of Fund:	Cantor Opportunistic Alternatives Fund, LLC
Period:	July 1, 2011 - June 30, 2012

Company Name	Meeting Date	CUSIP	Ticker

Pelham Long/Short Fund Ltd		N/A	N/A

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	N/A	Approving financial statements.	Issuer

For	N/A	Electing directors.	Issuer

For	N/A	Selecting an auditor.	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cantor Opportunistic Alternatives Fund, LLC

By (Signature and Title) /s/ John Trammell
John Trammell
President

Date        August 21, 2012